Convertible bonds (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Convertible bonds, non-current
Convertible bonds	$ 924,077	$ 779,225
Notes due 2025
Convertible bonds, non-current
Convertible bonds	463,319	410,614
Notes due 2026
Convertible bonds, non-current
Convertible bonds	460,758	368,611
Long-term Debt [Member]
Convertible bonds, non-current
Convertible bonds	$ 924,077	$ 779,225